FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2023
Statement1 [Line Items]
Increase decrease in interest rate	$ 712,000	$ 997,000	$ 536,000
Increase decrease in hedging reserve in commodity price	$ 846,000	460,000	778,000
Commodity price rate	10.00%
Increase decrease in commodity price	$ 0	$ 0	$ 0
Percentage of reasonably possible decrease in unobservable input entity own equity instruments	10.00%	10.00%	10.00%
Gain or loss on earn-out consideration recognised in profit or loss	$ 0
Number of ships under the management	$ 25,000
Percentage of premium on earn out consideration	20
London Inter Bank Offered Rate LIBOR [Member]
Statement1 [Line Items]
Borrowings, interest rate				4.70%
Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Statement1 [Line Items]
Borrowings, interest rate	5.40%
Shipping Market Price Sensitivity [Member]
Statement1 [Line Items]
Percentage of reasonably possible increase in unobservable input entity own equity instruments	10.00%	10.00%	10.00%
Increase decrease in fair value measurement due to reasonably possible decrease in unobservable inputs recognized in profit or loss after tax liabilities	$ 142,000	$ 0	$ 0
Increase decrease in fair value measurement due to reasonably possible increase in unobservable inputs recognized in profit or loss after tax liabilities	142,000	0	0
Shipping Market Price Sensitivity [Member] | Reserve of gains and losses on hedging instruments that hedge investments in equity instruments [member]
Statement1 [Line Items]
Increase decrease in fair value measurments due to reasonably possible increase in unobservable input entity own equity instruments	0	0	3,671,000
Increase decrease in fair value measurments due to reasonably possible decrease in unobservable input entity own equity instruments	$ 0	$ 0	$ 3,671,000